DEBT (Details 2) - USD ($)	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Less: debt discount	$ (415,616)	$ (473,618)	$ 0
Convertible Unsecured Note Payable [Member]
April 14, 2016 - Interest at 5% - principal and interest due 12 months from issuance date. In Default	32,500	37,500
May 2, 2019 - Interest at 10% - principal and interest due May 2, 2020	0	6,000
May 8, 2019 - Interest at 12% - principal and interest due February 8, 2020 In Default with interest recorded at default rate of 24%	138,483	138,483
February 3, 2021, Interest at 10% - principal and interest due February 3, 2022	0	55,000
March 17, 2021, Interest at 10% - principal and interest due March 17, 2022	55,000	0
January 4, 2022, Interest at 8% - principal and interest due January 4, 2023	100,000	0
Plus: put premium	158,153	34,175
Less: debt discount	(40,287)	(2,046)
Total Convertible Unsecured Notes Payable, net of debt discount and put premium	496,849	269,112
July 15, 2022, Interest at 8% - principal and interest due July 15, 2023	$ 53,000	0
Convertible Unsecured Notes Payable [Member]
April 14, 2016 - Interest at 5% - principal and interest due 12 months from issuance date. In Default		37,500	50,000
May 2, 2019 - Interest at 10% - principal and interest due May 2, 2020		6,000	12,170
May 8, 2019 - Interest at 12% - principal and interest due February 8, 2020 In Default with interest recorded at default rate of 24%			138,483
February 3, 2021, Interest at 10% - principal and interest due February 3, 2022		0	55,000
March 17, 2021, Interest at 10% - principal and interest due March 17, 2022		0	41,000
January 4, 2022, Interest at 8% - principal and interest due January 4, 2023		55,000	0
Plus: put premium		34,175	60,942
Less: debt discount		(2,046)	(6,000)
Total Convertible Unsecured Notes Payable, net of debt discount and put premium		$ 269,112	$ 351,595